Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Fair value of options vested	$ 0	$ 0	$ 0
Intrinsic value of options exercised	3	2	15
Cash received from options exercised	32	15	21
Tax benefit realized from options exercised	$ 1	$ 1	$ 4